Fair Value Measurements - Reconciliation of Earnout Cash liability (Details) - Earnout Cash liability $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Additions pursuant to Merger	$ 25,520
Loss upon re-measurement	(20,938)
Balance at the ending balance	$ 4,582